Portfolio of Investments
Columbia Solutions Aggressive Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 19.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Australia Government Bond(c)
04/21/2029	3.250%	AUD	40,000	33,276
Chile 1.9%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	100,000,000	144,461
China 0.5%
China Government Bond
11/21/2029	3.130%	CNY	250,000	36,116
France 0.8%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	60,879
Indonesia 2.0%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	2,191,000,000	151,231
Italy 1.5%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	43,000	58,864
03/01/2047	2.700%	EUR	41,000	51,149
Total				110,013
Japan 4.4%
Japan Government 20-Year Bond
06/20/2039	0.300%	JPY	1,750,000	15,918
12/20/2039	0.300%	JPY	16,000,000	145,391
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	2,900,000	27,796
09/20/2048	0.900%	JPY	1,800,000	18,121
06/20/2049	0.400%	JPY	1,850,000	16,354
12/20/2049	0.400%	JPY	11,500,000	101,384
Total				324,964
Mexico 2.0%
Mexican Bonos
05/31/2029	8.500%	MXN	2,857,900	147,636
South Africa 2.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,150,000	75,665
01/31/2030	8.000%	ZAR	1,870,000	99,318
Total				174,983
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 1.9%
Korea Treasury Bond
12/10/2028	2.375%	KRW	82,000,000	73,808
06/10/2029	1.875%	KRW	79,000,000	68,471
Total				142,279
Spain 1.8%
Spain Government Bond(c)
04/30/2029	1.450%	EUR	47,000	58,034
04/30/2030	0.500%	EUR	69,000	78,284
Total				136,318
Total Foreign Government Obligations (Cost $1,489,227)				1,462,156

U.S. Treasury Obligations 35.8%

U.S. Treasury
08/31/2026	1.375%		240,000	253,931
08/15/2027	2.250%		313,000	351,489
11/15/2027	2.250%		302,000	340,080
08/15/2028	2.875%		268,000	317,413
11/15/2028	3.125%		257,000	310,729
05/15/2029	2.375%		251,000	289,670
08/15/2029	1.625%		252,000	274,956
11/15/2029	1.750%		244,000	269,391
02/15/2030	1.500%		241,000	260,544
Total U.S. Treasury Obligations (Cost $2,462,209)				2,668,203

Money Market Funds 32.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(d),(e)	2,422,414	2,422,414
Total Money Market Funds (Cost $2,422,164)		2,422,414
Total Investments in Securities (Cost: $6,373,600)		6,552,773
Other Assets & Liabilities, Net		899,340
Net Assets		7,452,113
At June 30, 2020, securities and/or cash totaling $833,328 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
256,000 CNY	35,925 USD	Citi	07/10/2020	—	(257)
1,084,560,000 IDR	74,044 USD	Citi	07/10/2020	—	(1,436)
112,683,000 KRW	91,723 USD	Citi	07/10/2020	—	(2,032)
3,000 MXN	135 USD	Citi	07/10/2020	5	—
114,950,000 CLP	142,999 USD	Goldman Sachs	07/10/2020	3,033	—
16,000 GBP	19,990 USD	HSBC	07/10/2020	163	—
96,309,000 JPY	896,225 USD	HSBC	07/10/2020	4,174	—
3,337,000 MXN	150,675 USD	HSBC	07/10/2020	5,656	—
94,000 NOK	9,787 USD	HSBC	07/10/2020	21	—
2,000 NZD	1,259 USD	HSBC	07/10/2020	—	(32)
134,000 SEK	14,385 USD	HSBC	07/10/2020	3	—
464,000 SEK	49,614 USD	HSBC	07/10/2020	—	(186)
28,000 SGD	19,901 USD	HSBC	07/10/2020	—	(191)
11,245 USD	9,000 GBP	HSBC	07/10/2020	—	(92)
32,646 USD	3,524,000 JPY	HSBC	07/10/2020	—	(5)
208 USD	2,000 NOK	HSBC	07/10/2020	—	—
749 USD	7,000 SEK	HSBC	07/10/2020	3	—
2,054,000 ZAR	117,750 USD	HSBC	07/10/2020	—	(508)
281,000 AUD	191,324 USD	Morgan Stanley	07/10/2020	—	(2,603)
208,000 CHF	217,099 USD	Morgan Stanley	07/10/2020	—	(2,493)
335,000 DKK	50,145 USD	Morgan Stanley	07/10/2020	—	(372)
906,043 EUR	1,010,480 USD	Morgan Stanley	07/10/2020	—	(7,648)
254,000 GBP	317,224 USD	Morgan Stanley	07/10/2020	2,475	—
533,000 HKD	68,718 USD	Morgan Stanley	07/10/2020	—	(49)
10,356 USD	15,000 AUD	Morgan Stanley	07/10/2020	—	(4)
3,684 USD	5,000 CAD	Morgan Stanley	07/10/2020	—	(1)
9,504 USD	9,000 CHF	Morgan Stanley	07/10/2020	—	(3)
21,348 USD	19,000 EUR	Morgan Stanley	07/10/2020	2	—
9,913 USD	8,000 GBP	Morgan Stanley	07/10/2020	—	—
4,129 USD	32,000 HKD	Morgan Stanley	07/10/2020	—	(1)
1,096,000 ZAR	62,814 USD	Morgan Stanley	07/10/2020	—	(288)
1,092,854,000 IDR	74,710 USD	Standard Chartered	07/10/2020	—	(1,347)
55,233,000 KRW	44,979 USD	Standard Chartered	07/10/2020	—	(976)
Total				15,535	(20,524)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	09/2020	JPY	30,376,000	465	—
Australian 10-Year Bond	2	09/2020	AUD	297,577	4,362	—
Canadian Government 10-Year Bond	1	09/2020	CAD	153,820	220	—
Euro-Bobl	1	09/2020	EUR	134,980	573	—
Euro-OAT	1	09/2020	EUR	167,650	2,556	—
Long Gilt	2	09/2020	GBP	275,280	355	—
MSCI EAFE Index	23	09/2020	USD	2,045,160	25,418	—
MSCI Emerging Markets Index	17	09/2020	USD	837,845	6,329	—
S&P 500 Index E-mini	28	09/2020	USD	4,326,280	93,031	—
S&P/TSX 60 Index	2	09/2020	CAD	371,400	4,757	—
U.S. Treasury 10-Year Note	2	09/2020	USD	278,344	746	—
U.S. Treasury 5-Year Note	6	09/2020	USD	754,453	1,575	—
Total					140,387	—

2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 1.963%	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/10/2030	NOK	309,000	(3,162)	—	—	—	(3,162)
3-Month SEK STIBOR	Fixed rate of 0.290%	Receives Quarterly, Pays Annually	Morgan Stanley	03/06/2030	SEK	654,000	23	—	—	23	—
Total							(3,139)	—	—	23	(3,162)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	5.169	USD	849,300	29,592	—	—	29,592	—
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	453,000	5,322	—	—	5,322	—
Total								34,914	—	—	34,914	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	0.177%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.480%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $340,486, which represents 4.57% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,843,483	3,277,956	(2,699,863)	838	2,422,414	86	2,289	2,422,414
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
Columbia Solutions Aggressive Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, June 30, 2020 (Unaudited)
Currency Legend  (continued)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2020